Supplement Dated June 12, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective May 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth-Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Donald D. O’Neal	2010	Partner, Capital International Investors (“CII”), CRMC
Keiko McKibben	July 2018	Partner, Capital Research Global Investors (“CRGI”), CRMC
Dylan Yolles	2010	Partner, CII, CRMC
Charles E. Ellwein	May 2020	Partner, CRGI, CRMC
J. Blair Frank	2010	Partner, CRGI, CRMC
Claudia P. Huntington[1]	2013	Partner, CRGI, CRMC
William L. Robbins	2012	Partner, CII, CRMC
1 Effective October 1, 2020, Claudia P. Huntington will no longer be a portfolio manager for the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Emerging Markets Equity Fund, please add the following after the last bulleted paragraph:

•
China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the sixth paragraph the entirety and replace with following:

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Nuance defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Mid Cap Index at the time of initial purchase.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Natural Resources Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last paragraph:

The Fund may lend securities to increase its income.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Global Natural Resources Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last bulleted paragraph:

•
Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/GQG Emerging Markets Equity Fund, please add the following after the last bulleted paragraph:

•
China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Invesco International Growth Fund, please add the following after the last bulleted paragraph:

•
China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Effective April 30, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Invesco Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Juan Hartsfield	2004	Lead Portfolio Manager, Invesco
Clay Manley	2008	Portfolio Manager, Invesco
Justin Sander	April 2020	Portfolio Manager, Invesco

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Loomis Sayles Global Growth Fund, please add the following after the last bulleted paragraph:

•
China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Effective April 27, 2020, in the section entitled, “Summary Overview of Each Fund,” for the JNL/Lord Abbett Short Duration Income Fund, immediately following the section entitled “Performance,” please add the following:

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Balanced Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund may invest up to 35% of its total assets in foreign securities.

Effective May 1, 2020, in the section entitled, “Additional Information About the Funds,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Growth-Income Fund, please add the following after the fourth paragraph:

Charles E. Ellwein is a Partner of Capital Research Global Investors and has been an investment professional for 24 years in total; 14 years with CRMC or its affiliates.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the eight paragraph the entirety and replace with following:

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Nuance defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Mid Cap Index at the time of initial purchase.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Natural Resources Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please add the following paragraph at the end of the section:

The Fund may lend securities to increase its income.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Global Natural Resources Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last bullet:

•	Securities lending risk

In the section entitled, “Additional Information About the Funds,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL/BlackRock Global Natural Resources Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, and JNL/Vanguard Growth ETF Allocation Fund, please delete “Securities lending risk”

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Emerging Markets Equity Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco International Growth Fund, and JNL/Loomis Sayles Global Growth Fund, please add the following after the last bullet:

•	China risk

In the section entitled, “Additional Information About the Funds,” under “Portfolio Management of the Fund,” for the JNL/Fidelity Institutional Asset Management® Fund, please delete the sixth and seventh paragraphs in the entirety and replace with the following:

Ford O’Neil is a portfolio manager in the Fixed Income division at Fidelity Investments. In this role, Mr. O’Neil manages various retail and institutional taxable bond funds and portfolios. Prior to assuming his current position in August 1992, Mr. O’Neil was an analyst in Fidelity’s Asset Management division. In this capacity, he was responsible for the electric utility sector.  Before joining Fidelity in 1989, Mr. O’Neil was an associate in the Investment Banking department at Advest, Inc, where he advised corporations on capital raising. He has been in the financial industry since 1985. Mr. O’Neil earned his bachelor of arts degree in government from Harvard College and his master of business administration degree from The Wharton School at the University of Pennsylvania.
Michael Weaver is a portfolio manager in the High Income division at Fidelity Investments. In this role, Mr. Weaver manages portfolios across retail and institutional assets.  Prior to assuming his current role, Mr. Weaver was a research analyst covering various sectors including media, cable, satellite and the automotive sector.  He also served as portfolio manager of the Fidelity Select Automotive Fund. Before joining Fidelity in 2005, he worked as a research analyst at Janus Capital Group from 2003 to 2005, an investment banking associate at J.P. Morgan from 2000 to 2003, and an investment banking analyst at Barclays Capital from 1998 to 2000. He has been in the financial industry since 1998.  Mr. Weaver earned his bachelor of science degree in economics from the Wharton School at the University of Pennsylvania.

Effective April 30, 2020, in the section entitled, “Additional Information About the Funds,” under “Portfolio Management of the Fund,” for the JNL/Invesco Small Cap Growth Fund, please add the following after the fourth paragraph:

Justin Sander, CFA, Portfolio Manager, has been responsible for the Fund since April 2020 and has been associated with Invesco and/or its affiliates since 2013.  Prior to joining Invesco, he worked at RBC Capital Markets as a vice president and equity research analyst covering the energy sector, at Waddell & Reed Investment Management Co. as an equity research analyst covering the financials sector. Previously, he worked as a credit analyst and commercial lender for a commercially focused Texas regional bank. Mr. Sander has been in the industry since 2008.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Neuberger Berman Strategic Income Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund may also invest without limit in foreign securities, but normally will not invest more than 50% of its total assets at the time of investment in obligations of issuers in emerging market countries. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/PPM America Floating Rate Income Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in income-producing floating rate instruments, including floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans) and repurchase agreements.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/T. Rowe Price Balanced Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The Fund may invest up to 35% of its total assets in foreign securities.

This Supplement is dated June 12, 2020.

Supplement Dated June 12, 2020
To The Statement of Additional Information
Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

On page 144, in the section, “Trustees and Officers of the Trust,” please delete the table row for Daniel W. Koors in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Daniel W. Koors (50) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to 6/2020)
Principal Occupation(s) During Past 5 Years:
Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (1/2018 to present, 12/2006 to present, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to 6/2020 and 10/2011 to 6/2020); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (11/2017 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

On page 145, in the section, “Trustees and Officers of the Trust,” please add the following as the last row in the table:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Andrew Tedeschi (55) 1 Corporate Way Lansing, MI 48951	Treasurer & Chief Financial Officer (6/2020 to present)
Principal Occupation(s) During Past 5 Years:
Vice President, JNAM (1/2019 to present); Controller, Fund Administration, Harris Associates L.P. (12/2007 to 12/2018); and Vice President (2/2008 to 12/2018), Treasurer (10/2018 to 12/2018), and Assistant Treasurer (2/2008 to 10/2018) of the Oakmark Funds

On page 195, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Causeway Capital Management LLC, please delete the second paragraph in the entirety.

One page 200, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for ClearBridge Investments, LLC, please add the following after the first paragraph:

On February 18, 2020, Franklin Resources, Inc. and Legg Mason, Inc. announced that they had entered into an agreement under which Franklin Resources, Inc. would acquire Legg Mason, Inc. and its affiliates, including ClearBridge.  The transaction is expected to close in the third quarter of 2020 and is subject to customary closing conditions.  Upon completion of the transaction ClearBridge would become a wholly owned subsidiary of Franklin Resources, Inc.

Effective April 30, 2020, on page 236, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Invesco Advisers, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for JNL/Invesco Small Cap Growth Fund in the entirety and replace with the following, which reflects information as of December 31, 2019:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Juan Hartsfield	Other Registered Investment Companies	7	$5.82 billion	0	$0
	Other Pooled Vehicles	1	$1.76 billion	0	$0
	Other Accounts	1	$340.7 million	0	$0

Clay Manley	Other Registered Investment Companies	6	$4.66 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	1	$340.7 million	0	$0

Justin Sander	Other Registered Investment Companies	3	$3.53 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective April 30, 2020, on page 237, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Invesco Advisers, Inc., under “Security Ownership Portfolio Managers for the JNL/Invesco Small Cap Growth Fund as of December 31, 20191,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Juan Hartsfield	X
Clay Manley	X
Justin Sander	X
[1]	Shares of the Funds may only be purchased by insurance company separate accounts and certain qualified retirement plans. Accordingly, no portfolio manager may invest in Funds directly.

Effective May 1, 2020, on page 313, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the table for AFIS Master Growth-Income Fund in the entirety and replace with the following, which contains information as of December 31, 2019:

AFIS Master Growth-Income Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Donald D. O’Neal	2	$303.8	3	$1.03	0	$0
Keiko McKibben	0	0	0	0	0	0
Dylan Yolles	2	111.7	1	0.14	0	0
Charles E. Ellwein	1	63.0	1	0.14	0	0
J. Blair Frank	1	200.8	1	0.11	0	0
Claudia P. Huntington[1]	4	146.5	4	0.32	0	0
William L. Robbins	20	115.7	1	0.14	1,259	14.41
1 Effective October 1, 2020, Claudia P. Huntington will no longer be a portfolio manager for the Fund.

This Supplement is dated June 12, 2020.